Shareholder Report, Line Graph (Details) 194190_Amplify CWP Growth - Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Aug. 21, 2024	Sep. 30, 2025
Amplify CWP Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Amplify CWP Growth & Income ETF NAV
Accumulated Value	$ 10,215	$ 10,000	$ 12,888
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,267	10,000	$ 12,074
S&P 500 Growth TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Growth TR
Accumulated Value	$ 10,190	$ 9,997	$ 12,933